FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis of financial liabilities
Principal repayments on loan facility	$ 262,625	$ 463,920	$ 554,296
Accounts payable and accrued liabilities	64,828	62,688
Lease obligations	9,367	15,087
RSU liability	2,766	3,811
Cash and cash equivalents	174,753	23,174	$ 45,407
1 year
Maturity analysis of financial liabilities
Lease obligations	5,320	6,549
2-3 years
Maturity analysis of financial liabilities
Lease obligations	3,755	6,689
4-5 years
Maturity analysis of financial liabilities
Lease obligations	292	$ 1,849
Liquidity risk
Maturity analysis of financial liabilities
Principal repayments on loan facility	171,334
Convertible notes	100,000
Accounts payable and accrued liabilities	57,532
Interest payments on loan facility	5,937
Lease obligations	9,367
Interest on convertible notes	3,364
RSU liability	2,766
Total financial liabilities	350,300
Liquidity risk | 1 year
Maturity analysis of financial liabilities
Principal repayments on loan facility	66,667
Accounts payable and accrued liabilities	57,532
Interest payments on loan facility	3,885
Lease obligations	5,320
Interest on convertible notes	2,250
RSU liability	1,634
Total financial liabilities	137,288
Liquidity risk | 2-3 years
Maturity analysis of financial liabilities
Principal repayments on loan facility	104,667
Convertible notes	100,000
Interest payments on loan facility	2,052
Lease obligations	3,755
Interest on convertible notes	1,114
RSU liability	1,132
Total financial liabilities	212,720
Liquidity risk | 4-5 years
Maturity analysis of financial liabilities
Lease obligations	292
Total financial liabilities	$ 292